Total
ICON Natural Resources and Infrastructure Fund
ICON Natural Resources and Infrastructure Fund
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ICON Natural Resources and Infrastructure Fund - USD ($)	Institutional Class	Investor Class
Sales and Redemption charges	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ICON Natural Resources and Infrastructure Fund	Institutional Class	Investor Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	1.29%	1.54%
Expense Reimbursement	none	none
Net Annual Fund Operating Expenses After Expense Reimbursement	1.29%	1.54%

Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.50% and 1.75% for Institutional Class and Investor Class shares, respectively, until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ICON Natural Resources and Infrastructure Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	131	409	708	1,556
Investor Class	157	486	839	1,834

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Predecessor ICON Natural Resources and Infrastructure Fund's portfolio turnover rate was 111% of the average value of its whole portfolio.

Principal Investment Strategies. The Fund uses a quantitative methodology to identify securities ICON Advisers, Inc. ("ICON") the Fund's investment sub-advisor believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund considers Natural Resources and/or Infrastructure focused, which are companies in the Energy, Industrials, Materials and Utilities sectors (as determined by the Global Industry Classification Standard) and otherwise described below:

The Energy sector includes, but is not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, Oil & Gas Refining & Marketing, and Oil & Gas Storage & Transportation.

The Industrials sector includes, but is not limited to: Aerospace & Defense, Agricultural & Farm Machinery, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction Machinery & Heavy Trucks, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking.

The Materials sector includes, but is not limited to: Specialty Chemicals, Paper Products, Paper Packaging, Metal & Glass Containers, Silver, Diversified Metals & Mining, Construction Materials, Industrial Gases, Steel, Gold, Fertilizers & Agricultural Chemicals, Forest Products, Commodity Chemicals, Precious Metals & Minerals, Diversified Chemicals, Copper, and Aluminum.

The Utilities sector includes, but is not limited to: Electric Utilities, Gas Utilities, Multi-Utilities, Water Utilities, Independent Power Producers & Energy Traders, and Renewable Electricity.

This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

ICON's quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

The Fund invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While ICON typically seeks to anchor the Fund's assets in the United States, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country typically is less than 20% of the Fund's total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining whether to buy or sell a security, ICON identifies industries, sectors and countries that our methodology suggests are underpriced relative to our calculation of intrinsic value. In determining whether to buy or sell a security, the Fund may consider various other factors, including whether the security has sufficiently exceeded ICON's calculation of the security's intrinsic value price, whether a value-oriented company has failed to actualize that value, the effect of commodity price trends on certain holdings, the relative strength of the security in the industry, sector or market in general, or whether a company has experienced a change in its valuation. The Fund may also sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry, Sector, and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors.

The Fund overweights industries within the Energy sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries, including the Energy Equipment & Services and Oil, Gas & Consumable Fuels industries. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the Energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events (including, but not limited to, instability in the Middle East), energy conservation, alternative energy sources, increases in energy efficiencies and economic conditions. These companies may be at risk for environmental damage claims.

The Fund overweights industries within the Industrials sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries, including but not limited to the Aerospace & Defense, Agricultural & Farm Machinery, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction Machinery & Heavy Trucks, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking industries. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials sector. The prices of the securities of companies operating in the Industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The Fund overweights industries within the Natural Resources sectors, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries, which include but are not limited to the energy (such as electricity and gas utilities, producers and developers, equipment and services, storage and transportation, gas/oil refining and marketing, service and drilling, pipelines and master limited partnerships (MLPs)), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, materials infrastructure, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water) industries. Investments in the natural resources and related sectors may be affected by numerous factors. For example, natural disaster (e.g. earthquakes or fires) and political events (such as coups or military campaigns) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the Fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors. Securities of companies within specific natural resources sectors can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain natural resources sectors than others, the Fund's performance may be more sensitive to developments which affect those sectors emphasized by the Fund.

Non-Diversified Portfolio Risk. The Fund is "non-diversified" which means it may own larger positions in a smaller number of securities than portfolios that are "diversified". The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's net asset value ("NAV") and total return than a diversified portfolio. The Fund's share prices may also be more volatile than those of a diversified fund.

Developing and Emerging Markets Risk. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes than economies in more developed countries. The governments of developing and emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact the Fund's ability to calculate accurately the intrinsic value of the securities. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative and higher risk.

Global Natural Resources Risk. Global natural resources risks include price fluctuation caused by inflationary trends (whether actual or imagined), political developments, changes in energy or materials costs, changes in the supply of or demand for different natural resources, the costs assumed by natural resources companies in complying with environmental and safety regulations, and the risks associated with natural and man-made disasters.

Globalization Risk. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than the Fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund's holdings.

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Quantitative Model Risk. Quantitative models and the analysis of specific metrics are used to construct the Fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that ICON Advisers may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund's portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Manager Risk. ICON Advisers' opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. ICON Advisers may not make timely purchases or sales of securities for the Fund.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.iconfunds.com or by calling (800) 764-0442.

Best Quarter: 19.34% (Q3, 2010)

Worst Quarter: -25.43% (Q3, 2011)

Year to date performance as of 12/31/19: 22.10%

Date of inception: 05/05/1997

The ICON Natural Resources and Infrastructure Fund of SCM Trust is the successor fund to three funds of ICON Funds trust, the ICON Energy Fund, the ICON Industrials Fund, and the ICON Natural Resources Fund (the "Predecessor Funds"). The Predecessor Funds were reorganized into a new series of SCM Trust as the ICON Natural Resources and Infrastructure Fund after the close of business on July 10, 2020. All historic performance and financial information presented is that of the predecessor ICON Natural Resources Fund which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the predecessor ICON Natural Resources Fund.